Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Financial Information Related to the Discontinued Operations
Selected financial information related to the discontinued operations follows (in thousands):

	For the year ended December 31,
	2013	2012	2011
Net Sales
Hospice	$210,041	$223,135	$223,227
Retail	53,759	58,789	63,089
NCDG	—	—	24,858
CRO Services	—	—	32,146
Net sales - total discontinued	263,800	281,924	343,320

Income (loss) from operations, pretax
Hospice	25,120	36,787	30,486
Retail	(1,792)	56	(219)
NCGD	—	—	(4,298)
CRO Services	—	—	(4,921)
Income from operations - total discontinued, pretax	23,328	36,843	21,048

Income tax (benefit) expense
Hospice	10,136	13,889	11,602
Retail	(627)	23	(88)
NCGD	—	—	(1,450)
CRO Services	—	—	(1,923)
Income tax expense - total discontinued	9,509	13,912	8,141

Income (loss) from operations
Hospice	14,984	22,898	18,884
Retail	(1,165)	33	(131)
NCGD	—	—	(2,848)
CRO Services	—	—	(2,998)
Income from operations - total discontinued, aftertax	13,819	22,931	12,907